Summary of Significant Accounting Policies (Details) - Schedule of disaggregates the company’s revenue - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 52,852	$ 37,166
Brand sponsorships [Member]
Segment Reporting Information [Line Items]
Total revenue	24,867	16,520
Content [Member]
Segment Reporting Information [Line Items]
Total revenue	16,068	12,077
Consumer products [Member]
Segment Reporting Information [Line Items]
Total revenue	5,751	5,560
Esports [Member]
Segment Reporting Information [Line Items]
Total revenue	5,847	2,860
Other [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 319	$ 149